Revenue Recognition - Disaggregated Sales Analysis (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net sales	$ 7,171	$ 6,057	$ 6,022	$ 5,866	$ 6,436	$ 5,494	$ 5,422	$ 5,243	$ 25,116	$ 22,595	$ 20,498
United States
Disaggregation of Revenue [Line Items]
Net sales									19,006	16,943	15,257
International
Disaggregation of Revenue [Line Items]
Net sales									6,110	5,652	5,241
MedSurg and Neurotechnology
Disaggregation of Revenue [Line Items]
Net sales									13,692	11,753	10,558
MedSurg and Neurotechnology | United States
Disaggregation of Revenue [Line Items]
Net sales									10,815	9,175	8,112
MedSurg and Neurotechnology | International
Disaggregation of Revenue [Line Items]
Net sales									2,877	2,578	2,446
MedSurg and Neurotechnology | Instruments
Disaggregation of Revenue [Line Items]
Net sales									1,228	1,069	929
MedSurg and Neurotechnology | Instruments | United States
Disaggregation of Revenue [Line Items]
Net sales									1,072	925	800
MedSurg and Neurotechnology | Instruments | International
Disaggregation of Revenue [Line Items]
Net sales									156	144	129
MedSurg and Neurotechnology | Endoscopy
Disaggregation of Revenue [Line Items]
Net sales									3,807	3,389	3,068
MedSurg and Neurotechnology | Endoscopy | United States
Disaggregation of Revenue [Line Items]
Net sales									3,133	2,792	2,513
MedSurg and Neurotechnology | Endoscopy | International
Disaggregation of Revenue [Line Items]
Net sales									674	597	555
MedSurg and Neurotechnology | Medical
Disaggregation of Revenue [Line Items]
Net sales									4,204	3,852	3,459
MedSurg and Neurotechnology | Medical | United States
Disaggregation of Revenue [Line Items]
Net sales									3,510	3,191	2,785
MedSurg and Neurotechnology | Medical | International
Disaggregation of Revenue [Line Items]
Net sales									694	661	674
MedSurg and Neurotechnology | Neurovascular
Disaggregation of Revenue [Line Items]
Net sales									1,968	1,307	1,226
MedSurg and Neurotechnology | Neurovascular | United States
Disaggregation of Revenue [Line Items]
Net sales									1,048	506	483
MedSurg and Neurotechnology | Neurovascular | International
Disaggregation of Revenue [Line Items]
Net sales									920	801	743
MedSurg and Neurotechnology | Neuro Cranial
Disaggregation of Revenue [Line Items]
Net sales									2,485	2,136	1,876
MedSurg and Neurotechnology | Neuro Cranial | United States
Disaggregation of Revenue [Line Items]
Net sales									2,052	1,761	1,531
MedSurg and Neurotechnology | Neuro Cranial | International
Disaggregation of Revenue [Line Items]
Net sales									433	375	345
Orthopaedics
Disaggregation of Revenue [Line Items]
Net sales									11,424	10,842	9,940
Orthopaedics | United States
Disaggregation of Revenue [Line Items]
Net sales									8,191	7,768	7,145
Orthopaedics | International
Disaggregation of Revenue [Line Items]
Net sales									3,233	3,074	2,795
Orthopaedics | Knees
Disaggregation of Revenue [Line Items]
Net sales									2,656	2,447	2,273
Orthopaedics | Knees | United States
Disaggregation of Revenue [Line Items]
Net sales									1,924	1,788	1,676
Orthopaedics | Knees | International
Disaggregation of Revenue [Line Items]
Net sales									732	659	597
Orthopaedics | Hips
Disaggregation of Revenue [Line Items]
Net sales									1,865	1,704	1,544
Orthopaedics | Hips | United States
Disaggregation of Revenue [Line Items]
Net sales									1,137	1,059	988
Orthopaedics | Hips | International
Disaggregation of Revenue [Line Items]
Net sales									728	645	556
Orthopaedics | Trauma and Extremities
Disaggregation of Revenue [Line Items]
Net sales									3,948	3,507	3,147
Orthopaedics | Trauma and Extremities | United States
Disaggregation of Revenue [Line Items]
Net sales									2,926	2,586	2,297
Orthopaedics | Trauma and Extremities | International
Disaggregation of Revenue [Line Items]
Net sales									1,022	921	850
Orthopaedics | Ortho Tech
Disaggregation of Revenue [Line Items]
Net sales									2,770	2,477	2,263
Orthopaedics | Ortho Tech | United States
Disaggregation of Revenue [Line Items]
Net sales									2,086	1,846	1,684
Orthopaedics | Ortho Tech | International
Disaggregation of Revenue [Line Items]
Net sales									684	631	579
Orthopaedics | Spinal Implants
Disaggregation of Revenue [Line Items]
Net sales									185	707	713
Orthopaedics | Spinal Implants | United States
Disaggregation of Revenue [Line Items]
Net sales									118	489	500
Orthopaedics | Spinal Implants | International
Disaggregation of Revenue [Line Items]
Net sales									$ 67	$ 218	$ 213